REVENUE	12 Months Ended
Dec. 31, 2023
REVENUE
REVENUE
25. REVENUE

	Consolidated
Gross revenue:	2023	2022	2021
Direct Selling	31,399,069	34,011,306	36,297,680
Retail	549,749	431,848	1,367,517
Online	1,461,888	1,737,356	1,491,696
Other sales	1,307,844	1,705,890	1,641,032
Subtotal	34,718,550	37,886,400	40,797,925

Returns and cancellations	(442,676)	(588,579)	(590,911)
Commercial discounts and rebates	(11,610)	(29)	(1,771)
Taxes on sales	(7,526,987)	(8,074,136)	(8,462,517)
Subtotal	(7,981,273)	(8,662,744)	(9,055,199)
Total net revenue	26,737,277	29,223,656	31,742,726